Segmental analyses	12 Months Ended
Dec. 31, 2022
Reportable Segments [Abstract]
Segmental analyses
2 Segmental analyses
The chief operating decision maker, the Management Board, reviews adjusted profit from operations at constant currencies to evaluate segment performance and allocate resources to the overall business on a geographic region basis, including the results of
New Categories (comprising Vapour products, Tobacco Heating products and Modern Oral products), which are reported to the Management Board as part of the results of each geographic region. The Management Board also reviews, at constant currencies, revenues on a geographic region basis, which are included within adjusted profit from operations.
The four geographic regions are the reportable segments for the Group as they form the focus of the Group’s internal reporting systems and are the basis used by the Management Board for assessing performance and allocating resources. Transactions between Group subsidiaries are conducted on arm’s length terms in accordance with appropriate transfer pricing rules and Organisation for Economic Cooperation & Development (OECD) principles. Net finance costs (comprising interest income and interest expense), share of post-tax results of associates and joint ventures and taxation are centrally managed, and accordingly, such items are not presented by segment as they are excluded from the measure of segment profitability.
Regional Directors are responsible for delivering the operating and financial results of their Region inclusive of all product categories. Therefore, the results of New Categories (comprising Vapour products, Tobacco Heating products and Modern Oral products) are reported to the Management Board as part of the results of each geographic region.
However, additional information has been provided to disaggregate revenue based on product category to enable investors to better compare the Group’s business performance across periods and by reference to the Group’s investment activity.
In respect of the U.S. region, all financial statements and financial information provided by or with respect to the U.S. business or Reynolds American Inc. (RAI) (and/or RAI and its subsidiaries (collectively, the ‘Reynolds Group’)) are prepared on the basis of US GAAP and constitute the primary financial statements or financial information of the U.S. business or RAI (and/or the Reynolds Group). Solely for the purpose of consolidation within the results of BAT p.l.c. and the BAT Group, this financial information is then converted to IFRS. To the extent any such financial information provided in these financial statements relates to the U.S. business or RAI (and/or the Reynolds Group), it is provided as an explanation of the U.S. business’s or RAI’s (and/or the Reynolds Group’s) primary US GAAP based financial statements and information.
Effective 1 January 2022, the North African markets of Algeria, Egypt, Libya, Morocco, Sudan and Tunisia, which formed part of the Europe and North Africa (ENA) region were moved to the Africa and Middle East (APME) region. From 2022, the ENA region has been renamed Europe. The impact of this is not considered material to the understanding of the regional results of the Europe and APME regions and therefore the prior year comparative information has not been restated.
As part of plans to reduce complexity and drive efficiency in management structures and achieve a better balance in the scale of our regions, it was decided to reduce the management structure from four regions to three regions, with the new organisational structures expected to be in place by early April 2023. The markets which comprise the Americas and Sub-Saharan Africa (AmSSA) region will be distributed to the Asia-Pacific and Middle East (APME) and Europe regions. The new regional structure will be:
–Americas and Europe (AME), comprising the old Europe region with the inclusion of markets in Latin America and Canada;
–Asia-Pacific, Middle East and Africa (APMEA) comprising the old APME region with the inclusion of markets in Sub-Saharan Africa; and
–the U.S.
The change to our segment reporting is a subsequent event and therefore does not affect the historical results, discussion or presentation of our consolidated results as set forth in this Report.
The results of 2023 will be presented in the above structure, with comparator data restated accordingly.
The following table shows 2022 revenue at current rates, and 2022 revenue translated using 2021 rates of exchange. The 2021 figures are stated at the 2021 rates of exchange.

			2022	2021
	Revenue Constant rates £m	Translation exchange £m	Revenue Current Rates £m	Revenue £m
U.S.	11,358	1,281	12,639	11,691
AmSSA	3,979	224	4,203	3,801
Europe	6,423	(77)	6,346	6,001
APME	4,513	(46)	4,467	4,191
Revenue	26,273	1,382	27,655	25,684
The following table shows 2021 revenue at current rates, and 2021 revenue translated using 2020 rates of exchange. The 2020 figures are stated at the 2020 rates of exchange.

			2021	2020
	Revenue Constant rates £m	Translation exchange £m	Revenue Current Rates £m	Revenue £m
U.S.	12,530	(839)	11,691	11,473
AmSSA	4,067	(266)	3,801	3,772
Europe	6,429	(428)	6,001	5,994
APME	4,535	(344)	4,191	4,537
Revenue	27,561	(1,877)	25,684	25,776
The following table shows 2022 profit from operations and adjusted profit from operations at current rates, and 2022 adjusted profit from operations translated using 2021 rates of exchange. The 2021 figures are stated at the 2021 rates of exchange.

					2022			2021
	Adjusted* segment result Constant rates £m	Translation exchange £m	Adjusted* segment result Current rates £m	Adjusting* items £m	Segment result Current rates £m	Adjusted* segment result £m	Adjusting* items £m	Segment result £m
U.S.	6,095	740	6,835	(630)	6,205	5,887	(321)	5,566
AmSSA	1,659	83	1,742	280	2,022	1,590	(94)	1,496
Europe	2,103	(21)	2,082	(812)	1,270	1,956	(71)	1,885
APME	1,769	(20)	1,749	(723)	1,026	1,717	(430)	1,287
Profit from operations	11,626	782	12,408	(1,885)	10,523	11,150	(916)	10,234
Net finance costs					(1,641)			(1,486)
Share of post-tax results of associates and joint ventures					442			415
Profit before taxation					9,324			9,163
Taxation on ordinary activities					(2,478)			(2,189)
Profit for the year					6,846			6,974
Note:
*    The adjustments to profit from operations are explained in notes 3, 4, 6(d), 6(f), 6(g), 6(h), 6(i), 6(j), and 7.
The following table shows 2021 profit from operations and adjusted profit from operations at current rates, and 2021 adjusted profit from operations translated using 2020 rates of exchange. The 2020 figures are stated at the 2020 rates of exchange.

					2021			2020
	Adjusted* segment result Constant rates £m	Translation exchange £m	Adjusted* segment result Current rates £m	Adjusting* items £m	Segment result Current rates £m	Adjusted* segment result £m	Adjusting* items £m	Segment result £m
U.S.	6,343	(456)	5,887	(321)	5,566	5,784	(809)	4,975
AmSSA	1,688	(98)	1,590	(94)	1,496	1,618	(65)	1,553
Europe	2,088	(132)	1,956	(71)	1,885	2,110	(148)	1,962
APME	1,833	(116)	1,717	(430)	1,287	1,853	(381)	1,472
Profit from operations	11,952	(802)	11,150	(916)	10,234	11,365	(1,403)	9,962
Net finance costs					(1,486)			(1,745)
Share of post-tax results of associates and joint ventures					415			455
Profit before taxation					9,163			8,672
Taxation on ordinary activities					(2,189)			(2,108)
Profit for the year					6,974			6,564
Note:
*    The adjustments to profit from operations are explained in notes 3, 4, 6(d), 6(f), 6(g), 6(h), 6(i), 6(j), and 7.
Adjusted profit from operations at constant rates of £11,626 million (2021: £11,952 million; 2020: £11,661 million) excludes adjusting depreciation, amortisation and impairment charges as explained in notes 4 and 7. These are excluded from segmental adjusted profit from operations at constant rates as follows:

					2022			2021
	Adjusted depreciation, amortisation and impairment Constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment Current rates £m	Adjusting items £m	Depreciation, amortisation and impairment Current rates £m	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m
U.S.	221	16	237	322	559	203	276	479
AmSSA	151	11	162	24	186	123	56	179
Europe	251	—	251	98	349	252	—	252
APME	147	3	150	61	211	146	20	166
	770	30	800	505	1,305	724	352	1,076

					2021			2020
	Adjusted depreciation, amortisation and impairment Constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment Current rates £m	Adjusting items £m	Depreciation, amortisation and impairment Current rates £m	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m
U.S.	210	(7)	203	276	479	204	272	476
AmSSA	131	(8)	123	56	179	121	34	155
Europe	266	(14)	252	—	252	259	119	378
APME	154	(8)	146	20	166	167	274	441
	761	(37)	724	352	1,076	751	699	1,450
Additional information by product category
Although the Group’s operations are managed on a Regional basis, additional information for revenue is provided based on product category as follows:

Revenue	2022 £m	2021 £m	2020 £m
New Categories	2,894	2,054	1,443
Vapour	1,436	927	611
THP	1,060	853	634
Modern Oral	398	274	198
Traditional Oral	1,209	1,118	1,160
Combustibles	23,030	22,029	22,752
Other	522	483	421
Revenue	27,655	25,684	25,776
External revenue and non-current assets other than financial instruments, deferred tax assets and retirement benefit assets are analysed between the UK and all foreign countries at current rates of exchange as follows:

	United Kingdom			All foreign countries			Group
Revenue is based on location of sale	2022 £m	2021 £m	2020 £m	2022 £m	2021 £m	2020 £m	2022 £m	2021 £m	2020 £m
External revenue	228	209	188	27,427	25,475	25,588	27,655	25,684	25,776

	United Kingdom		All foreign countries		Group
	2022 £m	2021 £m	2022 £m	2021 £m	2022 £m	2021 £m
Intangible assets	529	481	128,546	115,144	129,075	115,625
Property, plant and equipment	215	339	4,652	4,614	4,867	4,953
Investments in associates and joint ventures	—	8	2,020	1,940	2,020	1,948
The consolidated results of the Reynolds Group operating in the U.S. met the criteria for separate disclosure under the requirements of IFRS 8 Operating Segments. Revenue arising from the operations of the Reynolds Group, inclusive of the sales made to fellow Group companies, in 2022, 2021 and 2020 was £12,635 million, £11,707 million and £11,481 million, respectively. The majority of sales are to customers based in the U.S.. Non-current assets attributable to the operations of the Reynolds Group were £119,597 million (2021: £106,495 million).
The main acquisitions comprising the goodwill balance of £47,956 million (2021: £43,194 million), included in intangible assets, are provided in note 12. Included in investments in associates and joint ventures are amounts of £ 1,865 million (2021: £1,759 million) attributable to the investment in ITC Ltd. Further information is provided in notes 9 and 14.